PGIM Jennison Mid-Cap Growth Fund
Schedule of Investments as of November 30, 2022 (unaudited)
Description	Shares	Value
Long-Term Investments 98.4%
Common Stocks
Aerospace & Defense 2.5%
HEICO Corp.(a)	321,478	$52,179,094
Auto Components 1.4%
Aptiv PLC*	273,355	29,158,778
Biotechnology 3.8%
Argenx SE (Netherlands), ADR*	72,809	28,975,798
Horizon Therapeutics PLC*	399,038	40,019,521
Seagen, Inc.*	92,195	11,191,551
		80,186,870
Building Products 0.6%
Zurn Elkay Water Solutions Corp.(a)	545,174	13,198,663
Commercial Services & Supplies 1.9%
GFL Environmental, Inc. (Canada)(a)	1,364,634	39,533,447
Communications Equipment 2.1%
Arista Networks, Inc.*	308,142	42,924,181
Construction & Engineering 3.8%
Quanta Services, Inc.	305,246	45,750,270
WillScot Mobile Mini Holdings Corp.*	691,246	33,324,970
		79,075,240
Construction Materials 1.7%
Martin Marietta Materials, Inc.(a)	95,128	34,862,510
Diversified Financial Services 2.3%
Apollo Global Management, Inc.(a)	697,938	48,429,918
Electrical Equipment 1.9%
AMETEK, Inc.	274,217	39,053,985
Electronic Equipment, Instruments & Components 4.6%
Amphenol Corp. (Class A Stock)	377,090	30,329,349
Littelfuse, Inc.	80,428	19,825,502
Teledyne Technologies, Inc.*	107,947	45,348,534
		95,503,385

PGIM Jennison Mid-Cap Growth Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Energy Equipment & Services 1.2%
Halliburton Co.	636,629	$24,121,873
Entertainment 0.7%
Take-Two Interactive Software, Inc.*	143,962	15,215,344
Food & Staples Retailing 3.1%
Performance Food Group Co.*	1,076,022	65,615,822
Food Products 1.1%
Freshpet, Inc.*(a)	333,154	22,327,981
Health Care Equipment & Supplies 6.1%
Cooper Cos., Inc. (The)	82,810	26,196,944
Dexcom, Inc.*	251,842	29,284,188
Envista Holdings Corp.*(a)	640,799	21,864,062
Insulet Corp.*(a)	95,714	28,653,900
STERIS PLC(a)	111,506	20,711,124
		126,710,218
Health Care Providers & Services 2.8%
Molina Healthcare, Inc.*	99,010	33,343,597
Progyny, Inc.*	670,290	24,552,723
		57,896,320
Hotels, Restaurants & Leisure 5.3%
Churchill Downs, Inc.	55,237	12,260,405
Expedia Group, Inc.*(a)	201,434	21,521,209
Hilton Worldwide Holdings, Inc.	297,228	42,390,657
Texas Roadhouse, Inc.(a)	340,410	33,809,521
		109,981,792
Household Durables 1.3%
Lennar Corp. (Class A Stock)(a)	303,435	26,650,696
Insurance 2.1%
RenaissanceRe Holdings Ltd. (Bermuda)	129,358	24,437,020
Ryan Specialty Holdings, Inc.*	482,621	19,439,974
		43,876,994

PGIM Jennison Mid-Cap Growth Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Interactive Media & Services 1.2%
Pinterest, Inc. (Class A Stock)*(a)	626,012	$15,913,225
ZoomInfo Technologies, Inc.*	287,630	8,226,218
		24,139,443
Internet & Direct Marketing Retail 1.2%
Etsy, Inc.*(a)	191,261	25,263,666
IT Services 6.4%
Gartner, Inc.*	111,894	39,204,301
Jack Henry & Associates, Inc.(a)	117,128	22,178,187
Shift4 Payments, Inc. (Class A Stock)*(a)	694,800	32,197,032
WEX, Inc.*	232,125	39,261,622
		132,841,142
Life Sciences Tools & Services 5.1%
Agilent Technologies, Inc.(a)	278,586	43,175,258
Avantor, Inc.*	589,746	13,139,541
Bio-Techne Corp.	157,084	13,350,569
IQVIA Holdings, Inc.*(a)	164,195	35,797,794
		105,463,162
Machinery 0.8%
Nordson Corp.	69,309	16,390,885
Media 1.8%
Trade Desk, Inc. (The) (Class A Stock)*	726,503	37,879,866
Oil, Gas & Consumable Fuels 2.6%
Cheniere Energy, Inc.	122,848	21,542,625
Hess Corp.(a)	221,310	31,848,722
		53,391,347
Pharmaceuticals 1.7%
Catalent, Inc.*(a)	186,724	9,360,474
Jazz Pharmaceuticals PLC*	162,114	25,437,308
		34,797,782

PGIM Jennison Mid-Cap Growth Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Professional Services 3.4%
CoStar Group, Inc.*	566,999	$45,949,599
KBR, Inc.	499,226	25,795,007
		71,744,606
Real Estate Management & Development 1.6%
CBRE Group, Inc. (Class A Stock)*(a)	408,717	32,533,873
Road & Rail 1.4%
J.B. Hunt Transport Services, Inc.(a)	161,880	29,768,113
Semiconductors & Semiconductor Equipment 5.8%
Enphase Energy, Inc.*(a)	167,097	53,569,627
Marvell Technology, Inc.	676,106	31,452,451
ON Semiconductor Corp.*(a)	216,844	16,306,669
Universal Display Corp.	167,660	18,881,869
		120,210,616
Software 10.1%
Crowdstrike Holdings, Inc. (Class A Stock)*	232,269	27,326,448
Datadog, Inc. (Class A Stock)*	297,416	22,538,184
Five9, Inc.*(a)	298,058	19,108,498
HubSpot, Inc.*(a)	83,077	25,174,823
Palo Alto Networks, Inc.*(a)	242,725	41,238,978
Paycom Software, Inc.*	127,627	43,278,316
Paycor HCM, Inc.*(a)	1,122,160	32,452,867
		211,118,114
Specialty Retail 4.2%
Burlington Stores, Inc.*(a)	113,453	22,200,483
O’Reilly Automotive, Inc.*	45,715	39,522,446
Tractor Supply Co.	116,916	26,459,260
		88,182,189
Textiles, Apparel & Luxury Goods 0.8%
On Holding AG (Switzerland) (Class A Stock)*(a)	816,457	15,855,595

Total Long-Term Investments (cost $1,658,541,040)		2,046,083,510

PGIM Jennison Mid-Cap Growth Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Shares	Value

Short-Term Investments 18.5%
Affiliated Mutual Fund 16.9%
PGIM Institutional Money Market Fund (cost $352,719,340; includes $351,916,974 of cash collateral for securities on loan)(b)(we)	353,115,537	$352,868,356
Unaffiliated Fund 1.6%
Dreyfus Government Cash Management (Institutional Shares) (cost $32,574,645)	32,574,645	32,574,645

Total Short-Term Investments (cost $385,293,985)		385,443,001

TOTAL INVESTMENTS 116.9% (cost $2,043,835,025)		2,431,526,511
Liabilities in excess of other assets (16.9)%		(351,271,548)

Net Assets 100.0%		$2,080,254,963

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $356,352,851; cash collateral of $351,916,974 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).